Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2018	2017
	$	$

Balance – January 1	257,433	82,902
Acquisitions	87,134	136,529
Exercise of warrants	-	14,519
Transfer from other investments (Note 13)	7,048	-
Share of loss, net	(9,013)	(6,114)
Share of other comprehensive income (loss), net	433	(537)
Net gain on ownership dilution	1,545	30,560
Gain on deemed disposal (i)	6,956	-
Transfer to other investments (i) (Note 13)	(46,625)	-
Disposals	-	(426)

Balance – December 31	304,911	257,433

(i)

On September 7, 2018, Orion announced the completion of the acquisition and privatization of Dalradian Resources Inc. (“Dalradian”), an associate of Osisko, for cash consideration of $1.47 per common share. The common shares held by Osisko were not acquired in the transaction. Following the transaction, Osisko has a put right on its Dalradian shares, subject to certain restrictions, allowing Osisko to sell them at a price of $1.47 per share for a period of 180 days. Following the transaction, management has concluded that it has lost its significant influence over Dalradian and has transferred its investments from associates to other investments. This transfer from investments from associates to other investments resulted in a deemed disposal of the shares to recognize for the difference between the carrying amount of the Dalradian investment under the equity method before the transaction and the fair value of the other investment after the transaction.

Disclosure of associates [Table Text Block]
	Osisko Mining		Barkerville			Victoria(v)		Falco
	2018 (i)	2017 (ii)	2018	(i)	2017 (ii)	2018 (iii)	2017 (iv)	2018 (i)	2017 (ii)

Current assets	121,424	108,439	32,533		67,162	50,084	30,822	9,209	45,654
Non-current assets	411,548	290,332	166,995		106,851	427,529	179,260	132,255	66,430
Current liabilities	13,540	23,657	17,196		15,709	90,527	16,895	40,415	21,846
Non-current liabilities	29,434	15,941	14,172		15,634	87,811	2,375	9,758	8,380
Revenues	-	-	-		-	-	-	-	-
Net earnings (loss) from continuing operations and net income (loss)	(19,022)	(19,741)	8,907		(6,733)	(1,278)	(2,852)	(6,713)	(6,834)
Other comprehensive income (loss)	(7,843)	(954)	(181)		175	(307)	(160)	-	-
Comprehensive income (loss)	(26,865)	(20,695)	8,726		(6,558)	(1,585)	(3,012)	(6,713)	(6,834)

Carrying value of investment(vi)	89,766	73,635	95,695		89,556	56,972	12,681	21,128	15,652
Fair value of investment(vi)	131,673	109,504	65,146		106,732	44,558	8,886	10,449	20,817

(i)	Information is for the reconstructed twelve months ended September 30, 2018 and as at September 30, 2018.
(ii)	Information is for the reconstructed twelve months ended September 30, 2017 and as at September 30, 2017.
(iii)	Information is for the reconstructed twelve months ended November 30, 2018 and as at November 30, 2018.
(iv)	Information is for the reconstructed twelve months ended November 30, 2017 and as at November 30, 2017.
(v)	Victoria became an associate of Osisko in 2018.
(vi)	As at December 31, 2018 and 2017.

Disclosure of investments accounted for using equity method [Table Text Block]
	2018	2017
	$	$

Aggregate amount of the Company’s share of net loss	(4,194)	(2,725)
Aggregate amount of the Company’s share of other comprehensive income	897	459
Aggregate carrying value of investments	41,351	38,468
Aggregate fair value of investments	41,198	53,061